Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Estimated Useful Lives

The following estimated useful lives have been applied to the majority of property, plant and equipment assets as at December 31, 2017:

	Useful Life Range (years)	Weighted Average Useful Life (years) [3]

Land improvements	8 to 69	38
Buildings and improvements	9 to 60	38
Machinery and equipment [2]	3 to 60	25

Summary of Reconciliation of Changes in Property Plant and Equipment

Supporting Information

	Land and Improvements	Buildings and Improvements	Machinery and Equipment	Mine Development Costs	Assets Under Construction	Total

Carrying amount – December 31, 2016	$ 618	$ 4,212	$ 6,859	$ 1,027	$ 602	$ 13,318
Additions	–	–	9	88	528	625
Change in investment tax credits	–	–	7	–	–	7
Disposals	–	–	(2)	–	–	(2)
Transfers	63	71	521	(21)	(634)	–
Change in asset retirement costs	–	–	–	15	–	15
Depreciation	(19)	(83)	(487)	(98)	–	(687)
Impairment	(50)	(16)	(163)	(32)	(44)	(305)

Carrying amount – December 31, 2017	$ 612	$ 4,184	$ 6,744	$ 979	$ 452	$ 12,971

Balance as at December 31, 2017 comprised of:
Cost	$ 868	$ 4,837	$ 12,000	$ 1,985	$ 452	$ 20,142
Accumulated depreciation	(256)	(653)	(5,256)	(1,006)	–	(7,171)

Carrying amount	$ 612	$ 4,184	$ 6,744	$ 979	$ 452	$ 12,971

Carrying amount – December 31, 2015	$ 538	$ 3,636	$ 7,005	$ 571	$ 1,462	$ 13,212
Additions	–	2	9	65	744	820
Change in investment tax credits	–	–	(6)	–	5	(1)
Disposals	–	–	(1)	–	–	(1)
Transfers	102	639	391	469	(1,601)	–
Change in asset retirement costs	–	–	–	12	–	12
Depreciation	(22)	(65)	(500)	(90)	–	(677)
Impairment	–	–	(39)	–	(8)	(47)

Carrying amount – December 31, 2016	$ 618	$ 4,212	$ 6,859	$ 1,027	$ 602	$ 13,318

Balance as at December 31, 2016 comprised of:
Cost	$ 807	$ 4,813	$ 11,574	$ 1,930	$ 602	$ 19,726
Accumulated depreciation	(189)	(601)	(4,715)	(903)	–	(6,408)

Carrying amount	$ 618	$ 4,212	$ 6,859	$ 1,027	$ 602	$ 13,318

Summary of Depreciation of Property Plant and Equipment

Depreciation of property, plant and equipment was included in the following:

	2017	2016	2015

Cost of goods sold and selling and administrative expenses	$ 668	$ 671	$ 667
Cost of property, plant and equipment and inventory	19	6	13

	$ 687	$ 677	$ 680